SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 02, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Previously Stated and Corrected Balances of Consolidated Balance Sheet, Consolidated Statements of Income, Consolidated Statement of Comprehensive Income and Consolidated Statements of Cash Flows

        The effects of the revision and adoption of accounting standard on our Consolidated Balance Sheets were as follows:

(In millions)	As Previously Reported January 3, 2015	Debt Issuance Cost Reclassification	Adjustment	As Revised January 3, 2015

Cash and cash equivalents	$227.0	$–	$(19.8)	$207.2
Other current assets	136.1	–	19.8	155.9
Non-current deferred income taxes	311.0	–	1.9	312.9
Other assets	463.6	(5.2)	–	458.4
Total assets	4,360.2	(5.2)	1.9	4,356.9
Current deferred and payable income taxes	64.9	–	(4.8)	60.1
Total current liabilities	1,597.8	–	(4.8)	1,593.0
Long-term debt and capital leases	945.3	(5.2)	–	940.1
Long-term retirement benefits and other liabilities	622.8	–	25.5	648.3
Retained earnings	2,137.1	–	(20.6)	2,116.5
Accumulated other comprehensive loss	(547.3)	–	1.8	(545.5)
Total shareholders' equity	1,066.5	–	(18.8)	1,047.7
Total liabilities and shareholders' equity	4,360.2	(5.2)	1.9	4,356.9

        The effects of the revision on our Consolidated Statements of Income were as follows:

	2014			2013
(In millions)	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised

Marketing, general and administrative expense	$1,155.3	$3.6	$1,158.9	$1,179.0	$(4.8)	$1,174.2
Interest expense	63.3	–	63.3	59.0	1.9	60.9
Income from continuing operations before taxes	364.4	(3.6)	360.8	363.1	2.9	366.0
Provision for income taxes	113.3	.2	113.5	118.8	5.5	124.3
Income from continuing operations	251.1	(3.8)	247.3	244.3	(2.6)	241.7
Loss from discontinued operations, net of tax	(2.2)	–	(2.2)	(28.5)	–	(28.5)
Net income	248.9	(3.8)	245.1	215.8	(2.6)	213.2
Per share amounts:
Net income (loss) per common share:
Continuing operations	$2.68	$(.04)	$2.64	$2.48	$(.02)	$2.46
Discontinued operations	(.03)	–	(.03)	(.29)	–	(.29)

Net income per common share	$2.65	$(.04)	$2.61	$2.19	$(.02)	$2.17

Net income (loss) per common share, assuming dilution:
Continuing operations	$2.62	$(.04)	$2.58	$2.44	$(.03)	$2.41
Discontinued operations	(.02)	–	(.02)	(.28)	–	(.28)

Net income per common share, assuming dilution	$2.60	$(.04)	$2.56	$2.16	$(.03)	$2.13

        The effects of the revision on our Consolidated Statements of Comprehensive Income were as follows:

	2014			2013
(In millions)	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised

Net income	$248.9	$(3.8)	$245.1	$215.8	$(2.6)	$213.2
Translation loss	(154.7)	4.9	(149.8)	(53.3)	3.1	(50.2)
Pension and other postretirement benefits:
Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit	(129.4)	4.2	(125.2)	29.4	18.7	48.1
Reclassifications to net income	16.9	–	16.9	9.0	1.0	10.0
Other comprehensive (loss) income, net of tax	(266.2)	9.1	(257.1)	(3.1)	22.8	19.7
Total comprehensive (loss) income, net of tax	(17.3)	5.3	(12.0)	212.7	20.2	232.9

        The effects of the revision on our Consolidated Statements of Cash Flows were as follows:

	2014			2013
(In millions)	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised

Net cash provided by operating activities	$374.2	$(19.3)	$354.9	$320.1	$(.5)	$319.6
(Decrease) increase in cash and cash equivalents	(124.6)	(19.3)	(143.9)	116.2	(.5)	115.7